Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 09, 2015
Registrant Name	Pacer Funds Trust
Central Index Key	0001616668
Amendment Flag	false
Document Creation Date	Sep. 25, 2015
Document Effective Date	Dec. 09, 2015
Prospectus Date	Dec. 09, 2015
Pacer Trendpilot European Index ETF | Pacer Trendpilot European Index ETF
Prospectus:
Trading Symbol	PTEU
Pacer Autopilot Hedged European Index ETF | Pacer Autopilot Hedged European Index ETF
Prospectus:
Trading Symbol	PAEU
Pacer Global High Dividend ETF | Pacer Global High Dividend ETF
Prospectus:
Trading Symbol	PGHD
Pacer International Export Leaders ETF | Pacer International Export Leaders ETF
Prospectus:
Trading Symbol	PIEL